Business and Oil and Gas Property Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Summary of Acquisition Price Allocated

The acquisition does not meet the definition of a business combination and, therefore, has been accounted for as an asset acquisition. The acquisition price was allocated as follows:

($ in Thousands)	December 31, 2014
Evaluated Oil and Gas Properties	$6,968
Unevaluated Oil and Gas Properties	88,351
Wells and Facilities in Progress	25,244

Purchase Price	$120,563